ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED	12 Months Ended
Dec. 31, 2017
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

3.	ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED
IFRS 9 Financial Instruments
In July 2014, the IASB issued the complete IFRS 9 ("IFRS 9 (2014)"). The mandatory effective date of IFRS 9 is for annual periods beginning on or after January 1, 2018 and must be applied retrospectively with some exemptions. Early adoption is permitted. The restatement of prior periods is not required and is only permitted if information is available without the use of hindsight. IFRS 9 (2014) introduces new requirements for the classification and measurement of financial assets. Under IFRS 9 (2014), financial assets are classified and measured based on the business model in which they are held and the characteristics of their contractual cash flows. The standard introduces additional changes relating to financial liabilities. It also amends the impairment model by introducing a new ‘expected credit loss’ model for calculating impairment. Pengrowth does not anticipate material changes in the carrying value of its financial instruments nor from the credit loss impairment model upon adoption of IFRS 9 (2014).
IFRS 9 (2014) requires retrospective application for modifications of financial liabilities which do not result in de-recognition or extinguishment of liabilities. Pengrowth's debt restructuring completed in 2017 included substantial modification of terms and as such was accounted for as an extinguishment with Loss on extinguishment of debt reflected in the year ended December 31, 2017 Consolidated Statements of Income (Loss).
IFRS 9 (2014) also includes a new general hedge accounting standard which aligns hedge accounting more closely with risk management. This new standard does not fundamentally change the types of hedging relationships or the requirement to measure and recognize ineffectiveness; however it will provide more hedging strategies that are used for risk management to qualify for hedge accounting and introduce more judgment to assess the effectiveness of a hedging relationship. Special transitional requirements have been set for the application of the new general hedging model. Pengrowth does not currently apply hedge accounting and does not currently intend to apply hedge accounting to its existing risk management contracts.
IFRS 16 Leases
In January 2016, the IASB issued the complete IFRS 16 Leases ("IFRS 16") which replaces IAS 17, Leases. The effective date of IFRS 16 is for annual periods beginning on or after January 1, 2019 and early adoption is permitted. Under IFRS 16, a single recognition and measurement model will apply for lessees which will require recognition of assets and liabilities for most leases. Pengrowth is currently evaluating the impact that the adoption of this standard will have on its financial statements.